Taxation - Additional Information (Detail) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2019
Taxation [Line Items]
Cultural Development Fee rate on advertising services revenue				3.00%
Percent of tax rate reduction on cultural development fee						50.00%
Income tax rate	25.00%	25.00%	25.00%
Expiration period for tax losses					5 years
High and New Technology Enterprises [Member]
Taxation [Line Items]
Expiration period for tax losses					5 years
High and New Technology Enterprises [Member] | New tax legislation [Member]
Taxation [Line Items]
Expiration period for tax losses					10 years
Services provided [Member]
Taxation [Line Items]
VAT rate	6.00%
Sales of general goods [Member]
Taxation [Line Items]
VAT rate	13.00%
Electronic Publications [Member]
Taxation [Line Items]
VAT rate	9.00%
Hong Kong [Member]
Taxation [Line Items]
Tax rate below threshold	8.25%
Threshold limit	$ 2
Tax rate above threshold	16.50%
China [Member]
Taxation [Line Items]
Income tax rate	25.00%
Withholding tax rate	10.00%
Beneficial withholding tax rate	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%
China [Member] | High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate	15.00%
Preferential income tax rate period (years)	3 years
China [Member] | High and New Technology Enterprises [Member] | Youdao Information [Member]
Taxation [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
China [Member] | High and New Technology Enterprises [Member] | Beijing Lingshi Ruifeng Education Technology Co., Ltd [Member]
Taxation [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
China [Member] | High and New Technology Enterprises [Member] | NetEase Youdao Information Technology (Hangzhou) Co., Ltd. ("Youdao Hangzhou") [Member]
Taxation [Line Items]
Preferential tax rate	15.00%